Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 6,996	$ 7,143
Additions:
For tax positions related to the current year	52	268
For tax positions related to prior years	263	91
Reductions:
For tax positions related to prior years	(1,820)	(378)
Lapse of statute of limitations	(3)	(5)
Settlements with tax authorities	(662)	(123)
Balance at end of year	4,826	6,996
Unrecognized tax benefits	6,996	6,996	$ 4,826	$ 6,996
Unrecognized tax benefits that would impact effective tax rate			3,400
Unrecognized tax benefits related to income tax positions on temporary differences			1,400
Accrued interest and penalties			$ 951	$ 998
Recognized interest and penalties expense (benefit)	$ 10	$ 35